Operating segments - Operating segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenues	$ 61,655,245	$ 61,052,092	$ 58,050,025
Cost of sales	51,557,351	51,422,376	47,502,959
Gross profit	10,097,894	9,629,716	10,547,066
Finance income	991,632	1,140,749	1,087,641
Finance costs	610,368	332,168	340,091
Income before taxes	4,357,804	4,516,551	6,038,879
Income taxes	1,124,978	1,154,978	1,084,444
Net income attributable to controlling interest	3,219,931	3,349,967	4,948,242
Property, plant and equipment, net	18,556,646	18,018,176	17,320,041
Goodwill	1,578,994	1,631,771	1,631,094	$ 484,877
Intangible assets	772,640	949,355	1,040,042
Total assets	55,702,491	52,865,594	50,557,389
Total liabilities	15,442,156	14,699,889	14,879,461
Purchases of property, plant and equipment	2,069,327	1,982,583	3,513,378
Depreciation and amortization	1,286,443	1,226,917	1,075,788
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(39,172)	(45,470)	(50,493)
Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	61,694,417	61,097,562	58,100,518
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenues	55,653,027	55,308,141	52,479,393
Cost of sales	46,456,076	46,562,214	42,767,202
Gross profit	9,196,951	8,745,927	9,712,191
Finance income	860,140	1,094,377	943,477
Finance costs	529,226	288,703	295,011
Income before taxes	3,854,474	4,025,050	5,522,187
Income taxes	993,652	1,028,335	958,201
Net income attributable to controlling interest	2,849,145	2,986,328	4,558,370
Property, plant and equipment, net	16,440,851	16,060,590	15,464,404
Goodwill	1,490,978	1,543,755	1,543,078
Intangible assets	772,640	962,738	1,040,042
Total assets	49,533,440	47,205,252	45,165,551
Total liabilities	14,066,224	13,364,922	13,525,194
Purchases of property, plant and equipment	1,811,086	1,747,286	3,154,390
Depreciation and amortization	1,171,200	1,121,751	982,019
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(3,618)	(4,132)	(4,871)
Reportable segments [member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	55,656,645	55,312,273	52,484,264
Other Segments [Member]
Disclosure of operating segments [line items]
Net revenues	6,002,218	5,743,951	5,570,632
Cost of sales	5,101,275	4,860,162	4,735,757
Gross profit	900,943	883,789	834,875
Finance income	131,492	46,372	144,164
Finance costs	81,142	43,465	45,080
Income before taxes	503,330	491,501	516,692
Income taxes	131,326	126,643	126,243
Net income attributable to controlling interest	370,786	363,639	389,872
Property, plant and equipment, net	2,115,795	1,957,586	1,855,637
Goodwill	88,016	88,016	88,016
Intangible assets		(13,383)
Total assets	6,169,051	5,660,342	5,391,838
Total liabilities	1,375,932	1,334,967	1,354,267
Purchases of property, plant and equipment	258,241	235,297	358,988
Depreciation and amortization	115,243	105,166	93,769
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(35,554)	(41,338)	(45,622)
Other Segments [Member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	$ 6,037,772	$ 5,785,289	$ 5,616,254